Pension Plan (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Pension Plan
Employees contributions rate	20.00%	20.00%
Total amount of contributions	¥ 2,330	$ 366	¥ 115	¥ 1,474